Fair Value Measurements - Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis (Details) - $ / shares			12 Months Ended
	Sep. 30, 2024	Feb. 14, 2024	Dec. 31, 2022
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Abstract]
Starting share price	$ 0.09	$ 4.9
Tranche 1 trigger price	1.25	3.2
Tranche 2 trigger price	$ 1.5	$ 3.85
Contractual term	3 years 4 months 24 days	4 years	8 years 3 months 18 days
Volatility	90.00%	90.00%	71.31%
Risk-free interest rate	3.52%	4.20%	2.28%